Financial Instruments and Financial Risk Management - Summary of Non-derivative Financial Liabilities and Net Settled Derivative Financial Instruments Into Relevant Maturity Groupings (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	$ 348,937	$ 61,268
Liquidity Risk | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities		1,118
Obligations under leases	33,703	24,065
Trade and other payables	371,289	204,073
Financial liabilities	1,900
Financial assets	30,242	3,024
Financial liabilities	15,527	5,601
Liquidity Risk | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Put and call option liabilities	348,937	61,268
Obligations under leases	61,296	44,282
Liquidity Risk | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Obligations under leases	50,800	34,705
Liquidity Risk | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Obligations under leases	61,430	$ 37,216
Liquidity Risk | Convertible Bonds - $250 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	12,500
Liquidity Risk | Convertible Bonds - $250 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	25,000
Liquidity Risk | Convertible Bonds - $250 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	275,000
Liquidity Risk | Convertible Bonds - $400 Million | Less Than One Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	15,000
Liquidity Risk | Convertible Bonds - $400 Million | Between One and Three Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	30,000
Liquidity Risk | Convertible Bonds - $400 Million | Between Three and Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	30,000
Liquidity Risk | Convertible Bonds - $400 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	422,500
Liquidity Risk | Convertible Bonds - $600 Million | More Than Five Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Convertible bonds	$ 600,000